Client Name:	Redwood Trust
Client Project Name:	Redwood Trust-Flow_V2

Deal Loan Count:	346

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	4
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	DTI	CRDDTI106	Debt Ratio Exception XXX and XXX	1
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2157	Missing Signed 4506 in file	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	3
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	3
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	2
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	2
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least 1 CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - XXX Form Used in Refinance With Original Creditor	21
Compliance	Right of Rescission	CMPROR5360	ROR - Waiver used to fund loan prior to the end of the rescission period	1
Total				52

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